Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents
NOTE 3 - CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following:

	December 31, 2015	December 31, 2014
Cash on hand and at banks	$26,332	$79,103
Short-term deposits and highly liquid funds	418	20,392
Total cash and cash equivalents	$26,750	$99,495

 Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of December 31, 2015, Navios Partners held money market funds of $418 with duration of less than three months. As of December 31, 2014, Navios Partners held time deposits of $19,000 and money market funds of $1,392 with duration of less than three months.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also reduces exposure to credit risk by dealing with a diversified group of major financial institution.
Restricted cash, at each of December 31, 2015 and December 31, 2014, included $7,789 and $954, respectively, which related to amounts held in retention accounts as required by certain of Navios Partners' credit facilities.